Stock-Based Compensation (Tables)	12 Months Ended
Apr. 27, 2013
Weighted Average Assumptions Relating to Valuation of Stock Options

The weighted average assumptions relating to the valuation of the Company’s stock options for fiscal years 2013 and 2012 are shown below. No stock options were granted during fiscal 2011.

Fiscal Year	2013	2012
Weighted average fair value of grants	$7.80	$9.85
Volatility	86.13%	78.52%
Risk-free interest rate	0.67%	0.92%
Expected life	5 years	5 years
Expected dividend yield	0.00%	0.00%

Summary of Stock Option Activity

The following table presents a summary of the Company’s stock option activity:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance, May 1, 2010	5,498	$20.19	3.49 years	$13,782
Exercised	(1,024)	16.83
Forfeited	(598)	20.57

Balance, April 30, 2011	3,876	21.02	3.40 years	—
Granted	1,563	15.70
Exercised	(92)	11.89
Forfeited	(1,487)	21.86

Balance, April 28, 2012	3,860	18.76	5.70 years	$574
Granted	515	11.64
Exercised	(279)	12.20
Forfeited	(720)	20.19

Balance, April 27, 2013	3,376	$17.91	6.24 years	$7,331

Vested and expected to vest in the future at April 27, 2013	3,295	$17.96	6.19 years	$7,139
Exercisable at April 27, 2013	1,304	$22.19	2.42 years	$580
Available for grant at April 27, 2013	2,568

Restricted Stock
Summary of Other Than Option Award Activity

The following table presents a summary of the Company’s restricted stock activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, May 1, 2010	2,330	$24.15
Granted	684	16.65
Vested	(435)	27.99
Forfeited	(154)	24.76

Balance, April 30, 2011	2,425	21.31
Granted	83	13.23
Vested	(1,073)	22.78
Forfeited	(51)	21.52

Balance, April 28, 2012	1,384	19.68
Granted	60	11.52
Vested	(866)	20.49
Forfeited	(293)	19.24

Balance, April 27, 2013	285	$15.91

Restricted Stock Units (RSUs)
Summary of Other Than Option Award Activity

The following table presents a summary of the Company’s restricted stock unit activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, April 30, 2011	—	$—
Granted	969	16.64
Forfeited	(5)	18.59

Balance, April 28, 2012	964	16.63
Granted	1,029	16.29
Vested	(13)	15.31
Forfeited	(102)	18.01

Balance, April 27, 2013	1,878	$16.38